Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
18.	RELATED PARTY TRANSACTIONS

(a) Related parties

Names of related parties	Relationship with the Group
Bluecap	A company controlled by a key management of the Group
Hareesh Ramanna	Executive Vice President and Co-General Manager of Connected Solutions Business Unit

(b)	Other than disclosed elsewhere, the Group had the following significant related party transactions for the years ended December 31, 2020, 2021 and 2022:

	For the years ended December 31,
	2020	2021	2022
	$	$	$
Software services provided to:
Bluecap	507	-	-

(c)	Other than disclosed elsewhere, the Group had the following significant related party balances for the years ended December 31, 2020, 2021 and 2022:

	For the years ended December 31,
	2020	2021	2022
	$	$	$
Loan from:
Bluecap	2,695	1,834	-

Interest expense on loan from:
Bluecap	438	658	746

All balances with related parties as of December 31, 2021 and 2022 were unsecured, and had no fixed terms of repayment.

On July 31, 2018, the Group entered into a $1,325 short-term loan agreement with Bluecap Mobile Private Limited (“Bluecap”), a company controlled by a key management of the Group, bearing an interest rate of 8% per annum to fund the Company’s working capital. The loan does not carry a maturity date and the outstanding principal balance as of December 31, 2022 was nil. The accrued interests were recorded in amount due to related parties.